Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	Issued Capital [Member] USD ($)	Exchange differences on translation USD ($)	Cash flow hedges USD ($)	Reserve for Gains and Losses for Defined Benefit Plans [Member] USD ($)	Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member] USD ($)	Other miscellaneous reserves USD ($)	Amounts Recognized in Other Comprehensive Income and Accumulated in Equity Related to Non-current Assets or Groups of Assets for Disposal Classified as Held for Sale [Member] USD ($)	Other Reserves [Member] USD ($)	Retained Earnings [Member] USD ($)	Equity Attributable to Shareholders of Enel Americas [Member] USD ($)	Non-Controlling Interests [Member] USD ($)	Share Premium [Member] USD ($)	CLP ($)	USD ($)
Equity beginning balance at Dec. 31, 2015	$ 10,680,663	$ (3,165,288)	$ (7,649)		$ (256)	$ (4,659,748)	$ (171,638)	$ (8,004,579)	$ 5,809,538	$ 8,485,622	$ 3,046,721			$ 11,532,343
Comprehensive income:
Profit (loss) | Previously Stated													$ 686,245,462
Profit (loss)									566,497	566,497	448,374			1,014,871
Other comprehensive income (loss) | Previously Stated		554,940	3,223	$ (13,224)	473	(189)	(2,693)	542,530		542,530	129,483		133,302,988	672,013
Other comprehensive income (loss)														197,139
TOTAL COMPREHENSIVE INCOME | Previously Stated										1,109,027	577,857		$ 819,548,450	1,686,884
TOTAL COMPREHENSIVE INCOME														1,212,010
Dividends									(300,696)	(300,696)	(291,001)			(591,697)
Decrease (increase) thorough other distributions to owner	(3,211,186)					1,366,382	174,331	1,540,713	(2,038,196)	(3,708,669)	(921,670)			(4,630,339)
Increase (decrease) from other changes	1,553,687			13,224		(799,707)		(786,483)	(13,224)	753,980	(731,802)			22,178
Increase (decrease) through treasury share transactions										(139,630)		$ (139,630)		(139,630)
Total changes in equity	(1,657,499)	554,940	3,223		473	566,486	$ 171,638	1,296,760	(1,785,619)	(2,285,988)	(1,366,616)	(139,630)		(3,652,604)
Equity ending balance at Dec. 31, 2016	9,023,164	(2,610,348)	(4,426)		217	(4,093,262)		(6,707,819)	4,023,919	6,199,634	1,680,105	(139,630)		7,879,739
Increase (decrease) through changes in accounting policies	(2,119,480)	2,221,406	(6,997)		10	728,703		2,943,122	(822,793)			(849)
Equity at beginning of period (As Restated)	6,903,684	(388,942)	(11,423)		227	(3,364,559)		(3,764,697)	3,201,126	6,199,634	1,680,105	(140,479)		7,879,739
Comprehensive income:
Profit (loss)									709,043	709,043	417,471			1,126,514
Other comprehensive income (loss)		(65,053)	7,951	(808)	(402)			(58,312)		(58,312)	(31,618)			(89,930)
TOTAL COMPREHENSIVE INCOME										650,731	385,853			1,036,584
Dividends									(325,530)	(325,530)	(230,272)			(555,802)
Increase (decrease) from other changes	(140,480)			808		(44,363)		(43,555)	(808)	(44,364)	(37,650)	140,479		(82,014)
Total changes in equity	(140,480)	(65,053)	7,951		(402)	(44,363)		(101,867)	382,705	280,837	117,931	$ 140,479		398,768
Equity ending balance at Dec. 31, 2017	6,763,204	(453,995)	(3,472)		(175)	(3,408,922)		(3,866,564)	3,583,831	6,480,471	1,798,036			8,278,507
Increase (decrease) through changes in accounting policies									667,447	667,447	286,583			954,030
Equity at beginning of period (As Restated)	6,763,204	(453,995)	(3,472)		(175)	(3,408,922)		(3,866,564)	4,251,278	7,147,918	2,084,619			9,232,537
Comprehensive income:
Profit (loss)									1,201,381	1,201,381	465,677			1,667,058
Other comprehensive income (loss)		(1,212,114)	(1,622)	(108,749)	(222)			(1,322,707)		(1,322,707)	(372,101)			(1,694,808)
TOTAL COMPREHENSIVE INCOME										(121,326)	93,576			(27,750)
Dividends									(502,223)	(502,223)	(255,242)			(757,465)
Increase (decrease) from other changes				$ 108,749		199,639		308,388	(108,749)	199,639	184,939			384,578
Total changes in equity		(1,212,114)	(1,622)		(222)	199,639		(1,014,319)	590,409	(423,910)	23,273			(400,637)
Equity ending balance at Dec. 31, 2018	$ 6,763,204	$ (1,666,109)	$ (5,094)		$ (397)	$ (3,209,283)		$ (4,880,883)	$ 4,841,687	$ 6,724,008	$ 2,107,892			$ 8,831,900